CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 228,249,512	$ 141,968,182
Restricted cash	451,153,156	422,356,794
Accounts receivable trade, net of allowance of $47,582,217 and $38,482,827 as of December 31, 2012 and 2013, respectively	280,693,762	254,906,498
Accounts receivable, unbilled	13,947,396	5,229,760
Amounts due from related parties	4,688,692	9,977,177
Inventories	231,157,811	274,455,798
Value added tax recoverable	15,704,949	14,483,487
Advances to suppliers - current, net of allowance of $9,639,629 and $10,086,278 as of December 31, 2012 and 2013, respectively	42,028,270	28,997,522
Foreign currency derivative assets	7,323,422	1,350,657
Project assets - current	344,161,805	180,436,619
Prepaid expenses and other current assets	100,246,831	108,041,633
Total current assets	1,719,355,606	1,442,204,127
Property, plant and equipment, net	407,604,979	469,642,822
Deferred tax assets, net	62,950,243	39,082,498
Advances to suppliers - non-current, net of allowance of $28,905,858 and $29,960,552 as of December 31, 2012 and 2013, respectively	506,441	478,359
Prepaid land use rights	18,776,110	18,628,710
Investments in affiliates	34,070,488	26,727,589
Intangible assets, net	5,656,933	4,327,604
Project assets - non-current	160,835,796	218,710,405
Other non-current assets	43,978,760	39,510,967
TOTAL ASSETS	2,453,735,356	2,259,313,081
Current liabilities:
Short-term borrowings	778,512,504	858,926,732
Accounts payable	280,806,420	230,495,398
Short-term notes payable	358,570,263	231,135,928
Amounts due to related parties	19,871,718	5,036,642
Other payables	101,265,606	104,782,551
Advances from customers	75,327,543	18,659,296
Foreign currency derivative liabilities	597,089	365,226
Other current liabilities	163,407,721	90,847,957
Total current liabilities	1,778,358,864	1,540,249,730
Accrued warranty costs	40,604,652	58,334,424
Long-term borrowings	151,391,572	214,562,973
Liability for uncertain tax positions	17,191,672	14,803,732
Deferred tax liabilities - non-current	24,043,648	56,151,575
Loss contingency accruals	29,698,844	28,461,085
TOTAL LIABILITIES	2,041,289,252	1,912,563,519
Commitments and contingencies (Note 17)
Redeemable non-controlling interests	10,947,783	45,166,131
Equity:
Common shares - no par value: unlimited authorized shares, 43,242,426 and 51,034,343 shares issued and outstanding at December 31, 2012 and 2013, respectively	561,241,785	502,561,705
Additional paid-in capital	(32,121,269)	(38,296,275)
Accumulated deficit	(192,502,848)	(224,162,124)
Accumulated other comprehensive income	53,911,113	50,795,529
Total Canadian Solar Inc. shareholders' equity	390,528,781	290,898,835
Non-controlling interests in subsidiaries	10,969,540	10,684,596
TOTAL EQUITY	401,498,321	301,583,431
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND EQUITY	$ 2,453,735,356	$ 2,259,313,081